BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BALANCE SHEET COMPONENTS
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2024	2023
Prepaid expenses	$993	$1,168
Other current assets	882	250
Prepaid research and development	—	375
Total prepaid expenses and other current assets	$1,875	$1,793

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	December 31,
	2023	2022
Prepaid expenses	$1,168	$1,503
Prepaid research and development	375	478
Other current assets	250	295
Total prepaid expenses and other current assets	$1,793	$2,276

SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2024	2023
Accrued research and development	$4,704	$9,363
Accrued payroll and other employee benefits	3,952	4,368
Other	292	1,090
Total accrued and other current liabilities	$8,948	$14,821

Accrued and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2023	2022
Accrued research and development	$9,363	$2,751
Accrued payroll and other employee benefits	4,368	1,691
Other	1,090	380
Total accrued and other current liabilities	$14,821	$4,822